Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed tax at the expected statutory rate					$ (12,233,282)	$ (6,337,648)
State and local income taxes, net of federal					(193,910)	(249,537)
Permanent differences					8,892,114	1,821,323
Other adjustments					(57,579)	409,229
Stock compensation					172,056
Return to provision adjustment					369,793	(11,518)
Purchase accounting						(1,298,228)
Foreign tax differential					700,596	123,393
Change in valuation allowance					2,350,212	5,542,986
Income tax expense (benefit)
Computed tax at the expected statutory rate, percent					21.00%	21.00%
Effective income tax rate reconciliation, state and local income taxes, percent					0.33%	0.83%
Permanent differences, percent					(15.26%)	(6.04%)
Other adjustments, percent					0.09%	(1.36%)
Stock compensation, percent					(0.30%)
Stock compensation, percent
Return to provision adjustment, percent					(0.63%)	(0.04%)
Income Tax Expense (Benefit)
Purchase accounting, percent						4.30%
Foreign tax differential, percent					(1.20%)	(0.41%)
Change in valuation allowance, percent					(4.03%)	(18.37%)
Income tax benefit, percent					0.00%	0.00%